Commitments and Contingencies - Schedule of Lease Term and Discount Rate (Details)	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term (years)	9 years 3 months 26 days
Weighted average discount rate	10.00%